Earnings per share ("EPS") - Calculation of Basic and Diluted EPS (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Earnings per share [abstract]
Earnings	£ 44	£ 205
Weighted average shares used in basic EPS calculation (shares)	1,077	1,075
EPS (pounds per share)	£ 0.041	£ 0.191
Diluted earnings	£ 44	£ 205
Weighted average shares used in diluted EPS calculation (shares)	1,093	1,092
Diluted EPS (pounds per share)	£ 0.040	£ 0.188